Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 585,733,000	$ 82,499	¥ 533,849,000
Liabilities	2,257,815,000	318,006	2,297,660,000
Contingent liabilities			99,000,000.0	¥ 0
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	23,307,000	3,283	25,473,000
Investments
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	562,426,000	$ 79,216	508,376,000
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0
Contingent liabilities	0		0
Guarantees (implicit or explicit)	¥ 0		¥ 0